ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Feb. 26, 2017	Nov. 27, 2016
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
NOTE 9:	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	February 26, 2017	November 27, 2016
	(Dollars in thousands)
Pension and postretirement benefits	$(249,704)	$(252,027)
Net investment hedge losses	(18,757)	(18,757)
Foreign currency translation losses	(142,439)	(149,065)
Unrealized gains on marketable securities	2,583	1,968

Accumulated other comprehensive loss	(408,317)	(417,881)
Accumulated other comprehensive income attributable to noncontrolling interest	9,241	9,433

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(417,558)	$(427,314)

No material amounts were reclassified out of “Accumulated other comprehensive loss” into net income other than those that pertain to the Company’s pension and postretirement benefit plans. Please see Note 5 for additional information. These amounts are included in “Selling, general and administrative expenses” in the Company’s consolidated statements of income.

NOTE 16:	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.					Noncontrolling Interest
	Pension and Postretirement Benefits	Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities	Total	Foreign Currency Translation	Totals
		Net Investment Hedges	Foreign Currency Translation
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 24, 2013	$(226,772)	$(26,699)	$(59,824)	$1,266	$(312,029)	$9,366	$(302,663)

Gross changes	(53,323)	13,404	(35,872)	1,577	(74,214)	(329)	(74,543)
Tax	18,641	(8,426)	1,297	(609)	10,903	—	10,903

Other comprehensive income (loss), net of tax	(34,682)	4,978	(34,575)	968	(63,311)	(329)	(63,640)

Accumulated other comprehensive income (loss) at November 30, 2014	(261,454)	(21,721)	(94,399)	2,234	(375,340)	9,037	(366,303)

Gross changes	38,785	385	(28,719)	(575)	9,876	(72)	9,804
Tax	(13,671)	3,089	(3,241)	221	(13,602)	—	(13,602)

Other comprehensive income (loss), net of tax	25,114	3,474	(31,960)	(354)	(3,726)	(72)	(3,798)

Accumulated other comprehensive income (loss) at November 29, 2015	(236,340)	(18,247)	(126,359)	1,880	(379,066)	8,965	(370,101)

Gross changes	(22,925)	(829)	(30,848)	143	(54,459)	468	(53,991)
Tax	7,238	319	(1,291)	(55)	6,211	—	6,211

Other comprehensive income (loss), net of tax	(15,687)	(510)	(32,139)	88	(48,248)	468	(47,780)

Accumulated other comprehensive income (loss) at November 27, 2016	$(252,027)	$(18,757)	$(158,498)	$1,968	$(427,314)	$9,433	$(417,881)

No material amounts were reclassified out of “Accumulated other comprehensive loss” into net income other than those that pertain to the Company’s pension and postretirement benefit plans. Please see Note 8 for additional information. These amounts are included in “Selling, general and administrative expenses” in the Company’s consolidated statements of income.